Consolidated Shareholders Equity (Unaudited) (USD $)	Common Stock	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Total
Begining balance, stockholders' equity at Dec. 31, 2010				$ 197,949
Begining Balance, Accumulated Deficit at Dec. 31, 2010			(174,751)
Begining balance, APIC at Dec. 31, 2010		365,095
Begining balance, amount at Dec. 31, 2010	7,605
Begining balance, shares at Dec. 31, 2010	7,605,400			7,605,400
Issuance of common stock for services, shares	150,000
Issuance of common stock for services, amount	150
Issuance of common stock for services, APIC		24,850
Issuance of common stock for cash, amount				0
Net Loss			(107,602)	(107,602)
Stockholders' Equity at Dec. 31, 2011				115,347
Accumulated Deficit at Dec. 31, 2011			(282,353)	(282,353)
Ending balance, APIC at Dec. 31, 2011		389,945
Common stock, amount at Dec. 31, 2011	7,755
Common stock, shares outstanding at Dec. 31, 2011	7,755,400			7,755,400
Net Loss			(59,780)	(59,780)
Stockholders' Equity at Dec. 31, 2012				55,567
Accumulated Deficit at Dec. 31, 2012			(342,133)	(342,133)
Ending balance, APIC at Dec. 31, 2012		389,945
Common stock, amount at Dec. 31, 2012	$ 7,755
Common stock, shares outstanding at Dec. 31, 2012	7,755,400			7,755,400